Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Restricted Share Grant Activity
Restricted share grant activity for the year ended December 31, 2019 and 2020 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2019	243,188	$12.98	1.30 years
Granted	174,438	11.06
Vested	(83,045)	14.24
Forfeited	(5,425)	11.06

Balance as of December 31, 2019	329,156	$11.68	1.38 years
Granted	79,172	7.90
Forfeited	(12,198)	11.54
Vested	(89,888)	12.25

Balance as of December 31, 2020	306,242	$10.54	0.93 years

Summary of Stock Option Activity
The movements in the existing share options during the years ended December 31, 2019 and 2020 were as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2019	343,936	$21.43	—
Granted during the year	6,000	18.95	—

Balance as of December 31, 2019	349,936	21.39	$—
Forfeited during the period	(10,000)	20.82	—

Balance as of December 31, 2020	339,936	21.40	$—